Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Doubtful Accounts [Abstract]
Allowance for doubtful accounts, beginning balance	$ 2,075,280	$ 3,523,458	$ 4,601,637
Net provision for (reversal of) doubtful accounts	76,953	(304,112)	1,968,316
Uncollectible accounts receivable written-off		(981,152)	(2,705,446)
Effects of foreign exchange rate	(64,562)	(162,914)	(341,049)
Allowance for doubtful accounts, ending balance	$ 2,087,671	$ 2,075,280	$ 3,523,458